Summary of Significant Accounting Policies (Details) $ in Millions			12 Months Ended
	Dec. 16, 2015	Nov. 25, 2015	Oct. 25, 2015 USD ($)	Oct. 26, 2014 USD ($)	Oct. 27, 2013 USD ($)
Fiscal year term			364 days	364 days	364 days
Rabbi trust
Investments
Gains related to securities held			$ 2.4	$ 2.9	$ 4.6
2016
Fiscal year term	371 days
Common Stock
Subsequent Event
Authorized stock split ratio		2